Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
Note 14 – RELATED PARTY TRANSACTIONS

During the three and six months ended December 31, 2013 and 2012, the Company paid a company controlled by the President of Moneytech for consulting services $96,782 and $52,977 (three months ended December 31, 2013 and 2012), respectively, and $122,449 and $105,943 (six months ended December 31, 2013 and 2012), respectively.

Note 11 – RELATED PARTY TRANSACTIONS

In the years ended June 30, 2013 and 2012, the Company paid a company controlled by the President of Moneytech for consulting services in the amount of $209,500 and $201,299 respectively.